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April 30, 2007

VIA EDGAR

Mr. Briccio Barrientos

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Forward Funds (the “Registrant”)
File Nos. 033-48940; 811-06722
Post-Effective Amendment No. 40

Dear Mr. Barrientos:

On behalf of the Registrant, attached hereto is Post-Effective Amendment No. 40 (“PEA 40”) to the Registrant’s registration statement under the Investment Company Act of 1940 (“1940 Act”).

PEA 40 is being filed pursuant to Rules 485(b) under the Securities Act of 1933 (the “1933 Act”), and, as indicated on the facing sheet, will become effective on May 1, 2007. PEA 40 is filed for purposes of updating and completing the Registrant’s disclosures in Post-Effective Amendment No. 39 (“PEA 39”) to the Registrant’s registration statement under the 1940 Act filed on February 15, 2007 on Form N-1A, which was filed for the purpose of updating the Registrant’s registration statement, and to cause the prospectus and Statement of Additional Information (“SAI”) for the Forward/Long Short Credit Fund to be included in the same annual update schedule as the other prospectuses and SAIs.

PEA 40 reflects changes to the registration statement in response to comments provided by the Staff of the U.S. Securities and Exchange Commission (the “Staff” or the “SEC”) on Thursday, April 5, 2007, incorporates the Registrant’s financial statements for the fiscal year ended December 31, 2006, completes certain other information, and includes required exhibits. Filed as part of the registration statement are prospectuses and SAIs for the series of the Registrant (the “Funds”): (1) the Class A and Class C shares of certain of the Funds; (2) the Investor and Institutional Class shares of certain of the Funds; and (3) the Class A and Class C shares of the Forward Long/Short Credit Analysis Fund. The prospectus and SAI for the Long/Short Credit Analysis Fund were last filed pursuant to Rule 497 on January 3, 2007 and contain no material changes since that filing. PEA 40 does not contain disclosures that would render it ineligible to become effective under Rule 485(b) under the 1933 Act.

U.S. Austin Boston Charlotte Harrisburg Hartford New York Newport Beach Palo Alto Philadelphia Princeton San Francisco Washington DC EUROPE Brussels London Luxembourg Munich Paris

Mr. Briccio Barrientos April 30, 2007 Page 2

Set forth in the numbered paragraphs below are your comments of April 5, 2007 to PEA 39, followed by the Registrant’s responses. To the extent that a comment was applicable to the prospectuses for the Investor/Institutional Class shares and the Class A/C shares or to the SAIs for the Investor/Institutional Class and the Class A/C shares, corresponding changes were made accordingly. Capitalized terms not otherwise defined herein shall have the meanings given to them in the Registrant’s registration statement.

Prospectus

1.	Comment: Please consider revising the definition of large capitalization company with respect to the Forward Large Cap Equity Fund to provide that large capitalization companies have a minimum capitalization that is greater than $2 billion.

Response: The disclosure has been revised to read as follows:

For purposes of the Fund, large capitalization companies include any company with a market capitalization equal to or greater than $5 billion.

2.	Comment: Because the Forward Large Cap Equity Fund can invest in securities of foreign issuers, please consider adding foreign investing risk as a principal risk for this Fund.

Response: As disclosed in the prospectuses, the Fund may invest no more than 5% of its net assets, plus borrowings for investment purposes, if any, in the equity securities of companies that are based outside of the United States. Accordingly, foreign investing risk is not considered a principal risk for this Fund.

3.	Comment: Please provide the Staff with copies of the completed fee tables for each Fund prior to filing PEA 40.

Response: The requested copies of the completed fee tables for each Fund were provided to the Staff on April 11, 2007.

Mr. Briccio Barrientos April 30, 2007 Page 3

4.	Comment: Please consider revising the definition of small capitalization company with respect to the Forward Hoover Small Cap Equity Fund so that the definition no longer contains three separate definitions.

Response: The following sentence was deleted with respect to the Forward Hoover Small Cap Equity Fund:

The Fund currently intends that the market capitalization of these companies shall be no larger than $2 billion at the time of initial purchase.

5.	Comment: Because the Forward Hoover Mini-Cap Fund may invest in debt securities, please consider including disclosure regarding the maturity and quality of the debt securities in which the Fund may invest.

Response: Because the Forward Hoover Mini-Cap Fund does not invest in debt securities as a principal investment strategy, the reference to debt securities has been deleted.

6.	Comment: With respect to the Principal Investment Strategy of each of the Forward International Equity Fund and Forward International Small Companies Fund, please include a diversification test regarding the number of countries in which each Fund invests outside the United States, similar to that applicable to the Forward Global Emerging Markets Fund.

Response: The disclosure has been revised to read as follows:

The Fund normally invests in at least fifteen but not fewer than eight emerging market countries.

7.	Comment: With respect to the Forward Progressive Real Estate Fund, please consider including in the Principal Risks section small and medium capitalization risk disclosure.

Response: The following disclosure has been added to the Principal Risks section for the Forward Progressive Real Estate Fund:

•	Small Capitalization Stocks

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature

Mr. Briccio Barrientos April 30, 2007 Page 4

companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength.

8.	Comment: Because the Sierra Club Equity Income Fund is an equity income fund, pursuant to Rule 35d-1, the Fund’s Principal Investment Strategy should provide that at least 80% of the Fund’s assets must be invested in income producing products and the investment objective should be to seek income.

Response: In the SEC release entitled “Frequently Asked Questions about Rule 35d-1 (Investment Company Names),” the Staff explained in response to Question 9 that “…the term ‘equity income’ suggests that a fund focuses its investments in equities and has an investment objective or strategy of achieving current income” and that Rule 35d-1 would not apply to the use of “income” in this context. Accordingly, the Fund has adopted a policy of investing 80% of its assets in equities. Further, the Fund’s investment objective, to seek to “achieve a competitive total return through capital appreciation and current income,” reflects the Fund’s strategy with respect to achieving current income. Accordingly, the Registrant believes that the Fund’s investment strategy meets the requirements of Rule 35d-1. Registrant notes that in the context of a fund that seeks to identify equity securities with good growth potential and a good dividend, capital appreciation and achievement of income are complementary objectives. Further, the use of a hybrid investment objective which incorporates total return and capital appreciation along with achievement of income is common among registered investment companies with “equity income” in their names.

9.	Comment: With respect to the Sierra Club Equity Income Fund, because the Principal Risks section includes disclosure regarding the risks of investing in small capitalization companies, consider including investment in small capitalization companies in the Principal Investment Strategy section for this Fund.

Response: The requested revision has been made.

10.	Comment: With respect to the Sierra Club Equity Income Fund, please consider adding pre-payment risk to the Principal Risks section and provide an explanation and example of associated duration.

Response: The following disclosure regarding prepayment risk has been added to the Principal Risks section for the Sierra Club Equity Income Fund:

Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity, which may require the Fund to reinvest the proceeds in

Mr. Briccio Barrientos April 30, 2007 Page 5

lower yielding securities. When interest rates decline, borrowers may repay principal sooner than expected. As a result, securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

The following disclosure appears in the Additional Investment Strategies and Risks section of the prospectus:

Call or income risk exists with corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. A Fund would have to reinvest the proceeds at a possibly lower interest rate. A Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

In addition, the following disclosure appears in the Principal Investment Strategy section for the Fund:

The Fund will normally invest the fixed income portion of the portfolio to have an intermediate term duration that ranges from three to five years and to have a laddered maturity schedule, which means that the portfolio will be structured so that a certain percentage of the securities will mature each year. Duration is a measure of a security’s sensitivity to interest rate changes—the longer a security’s duration, the more sensitive it is to interest rate changes. However, the Fund may deviate from this approach from time to time based on market conditions.

11.	Comment: With respect to the Sierra Club Stock Fund, please include in the Principal Investment Strategy section additional disclosure regarding: (a) what financial criteria are employed by the Fund’s investment advisor in evaluating investments for the Fund; and (b) the market capitalization of the companies in which the Sierra Club Stock Fund may invest.

Response: (a) As is disclosed in the prospectus, the investment advisor evaluates from a financial perspective those companies that meet the Fund’s environmental and social guidelines. The investment advisor then uses fundamental and market criteria to exclude

Mr. Briccio Barrientos April 30, 2007 Page 6

companies that are inconsistent with the Fund’s investment objective and/or that are not financially viable. The portfolio then invests the Fund’s assets in the largest 100 of those companies that meet the social and environmental criteria and that the investment advisor believes are consistent with the Fund’s investment objective and are the financially strongest within that universe. The investment advisor believes that this is an accurate description of its strategy.

(b) The Fund may invest in companies of any market capitalization, since whether a company meets the environmental and social guidelines is not necessarily related to the size of the company. Accordingly, the following disclosure has been added to principal investment strategy disclosure in the prospectus for the Fund:

The companies approved for purchase may be various sizes, including smaller companies.

12.	Comment: With respect to Affinity Investment Advisors, LLC (“Affinity”), Riverbridge Partners LLC (“Riverbridge”) and Pictet Asset Management LTD (“PAM”), please: (a) clarify in the Management of the Funds section what limitations, if any, are placed on individual portfolio managers with respect to their roles on the portfolio management team for the Fund(s) they advise; (b) describe with greater specificity each portfolio manager’s experience since 2002; and (3) provide a description of what each portfolio manager’s current role is with respect to the applicable Fund(s).

Response: The disclosure with respect to Affinity has been revised to read as follows:

Gregory R. Lai, CFA, Managing Director of Affinity, is the Senior Portfolio Manager for the Fund. Mr. Lai has managed the Fund since its inception and has primary and final responsibility with respect to investment decisions made for the Fund. Mr. Lai founded Affinity in June 1992. Since founding Affinity, Mr. Lai’s responsibilities have included security selection, portfolio construction, quantitative and fundamental research, trading and risk analysis. Prior to founding Affinity, Mr. Lai was a Portfolio Manager and Quantitative Analyst at Pacific Investment Management Company (PIMCO). Mr. Lai received a B.S. from the University of California, Los Angeles and an M.B.A. from the University of California, Irvine.

Jordan Floriani, CFA, Vice President of Affinity, is the Associate Portfolio Manager for the Fund. Ms. Floriani has managed the Fund since its inception. She assists in implementing portfolio investment decisions and supports the

Mr. Briccio Barrientos April 30, 2007 Page 7

Senior Portfolio Manager in managing day-to-day trading, portfolio analytics and fundamental research for the Fund. Ms. Floriani joined Affinity in January 2002 and held the positions of Portfolio Administrator and Portfolio/Research Specialist. Ms. Floriani became an Associate Portfolio Manager in January 2005. Since joining Affinity, Ms. Floriani has provided support in the areas of securities selection, portfolio construction, quantitative and fundamental research, trading and risk analysis, in addition to primary responsibility for portfolio administration and proxy voting. Ms. Floriani holds a B.S. in Business Administration from the University of Southern California.

Response: The disclosure with respect to Riverbridge has been revised to read as follows:

Each member of the Riverbridge investment team, with the exception of Mr. Webb, is responsible for both research and portfolio management functions. Mr. Webb is solely responsible for securities analysis.

Response: With respect to PAM, the Registrant confirms that, as is disclosed in the prospectuses, each Fund that PAM manages is team managed and all investment decisions are made by the respective portfolio management team. Accordingly, there are no limitations placed on any individual portfolio manager with respect to their role on the team and each portfolio manager shares responsibility for the management of the respective Fund. The disclosure with respect to the portfolio managers’ experience for the past five years has been revised to read as follows:

Forward International Equity Fund

Richard Heelis, Business Unit Head of the Regional Equities Team and Co-Head of the EAFE Team, and since January 2002 has served in his current position as the Business Unit Head of the Regional Equities Team. Mr. Heelis joined PAM in 1999 as a Senior Investment Manager. Mr. Heelis began his career in 1984 as a member of the Economics/Strategy team at Norwich Union, and moved to the Norwich Union Far East Team in 1987. Initially covering both the Australian and Japanese markets, as well as developing derivative evaluation models, Mr. Heelis assumed full responsibility for all Norwich Union’s Japanese Equity Portfolios in 1993. Mr. Heelis graduated with Masters Degree in Economics (with honors) from the University of Edinburgh and is an Associate member of the UK Society of Investment Professionals. Mr. Heelis has managed the Forward International Equity Fund since September 1, 2005.

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Fabio Paolini, CFA, Senior Investment Manager and Co-Head of the EAFE Team. Mr. Paolini joined the Research Department of Pictet & Cie in Geneva in 1994, initially in the Economics team and then in the European equities research team. In 1997 Mr. Paolini joined the Institutional Asset Management Team where he was responsible for Global and European equities mandates. He has served as Senior Investment Manager in the Regional Equities Team since January 2000 and as Co-Head of the EAFE Team since July 2006. Before transferring to PAM in London in 1999, Mr. Paolini spent four months with Brown Brothers Harriman in New York. Mr. Paolini earned his degree in Economics from the University of Siena (Italy), obtained a CFPI/AZEK in 1996 and received the Chartered Financial Analyst (CFA) in 1999. Mr. Paolini has managed the Forward International Equity Fund since September 1, 2005.

Forward Global Emerging Markets Fund:

Nidhi Mahurkar, Co-Head, Global Emerging Markets Equities. From May 2001 through January 2006 she was a Senior Investment Manager, Emerging Markets. She has been the Co-Business Unit Head, on the Emerging Markets Team since January 2006. Ms. Mahurkar joined PAM in May 2001 with almost five years of previous experience managing Asian equities at Lazard Asset Management. She was the industry leader for technology within Lazard’s global emerging markets product. Prior to joining Lazard, Ms. Mahurkar worked with American Express in London. She holds a BA in economics and an MBA from the Indian Institute of Management in Bangalore. Ms. Mahurkar has managed the Forward Global Emerging Markets Fund since 2001.

Tom Rodwell, Co-Head, Global Emerging Markets Equities. Mr. Rodwell joined PAM in 1997. Mr. Rodwell has served as the Co-Business Unit Head of the Emerging Markets Team since January 2006. From April 2004 through December 2006, he served as Senior Investment Manager, Emerging Markets Team. From January 2000 through March 2004, he served as Investment Manager in the Emerging Markets Team. In those roles, he has also served as a product specialist for Global Emerging Markets, has worked on portfolio strategy and asset allocation, and was a product specialist with respect to Latin America. He holds a first class BA in history from University College London, and spent four years doing postgraduate research at the same university. Mr. Rodwell holds the Investment Management Certificate. Mr. Rodwell has managed the Forward Global Emerging Markets Fund since 1997.

Mr. Briccio Barrientos April 30, 2007 Page 9

Stephen Burrows, Senior Investment Manager and Product Specialist, Global Emerging Markets Equities, a position he has held since October 2004. From January 2002 through October 2004, Mr. Burrows served as Senior Investment Manager in the Regional Equities Team. Mr. Burrows joined PAM in 1997. Previously he was a Senior Investment Manager with the European Equities Team. He began his investment career in 1987 with a three year training program at Rothschild Asset Management before moving on to become an Investment Manager for European Equities and a member of the Global Asset Allocation Committee. In 1995 he moved to Norwich Union Investment Management as an Investment Manager in the European Equity team. Mr. Burrows is an Associate member of the Society of Investment Professionals. Mr. Burrows has managed the Forward Global Emerging Markets Fund since 2004.

David Chatterjee, CFA, Senior Investment Manager. Mr. Chatterjee joined PAM as an Investment Manager in 1998, initially concentrating on South Asia, Africa and the Middle East. He has held his current position since April 2004. He graduated from Trinity College, Cambridge with a degree in mathematics in 1992 before completing his Cambridge studies in 1998 with a PhD in pure mathematics. He holds the Investment Management Certificate and is a CFA charterholder. Mr. Chatterjee has managed the Forward Global Emerging Markets Fund since 1998.

Jonathan Bell, Investment Manager. Mr. Bell joined PAM in 2002 and is an Investment Manager in the Global Emerging Markets Equities team, specialising in Asian markets. From December 2002 through March 2005 he served as Assistant Fund Manager on the Emerging Markets Team. Before joining PAM, he worked as an TMT industry analyst for Pyramid Research, a global consultancy with an emerging markets focus. He played a leading role in a variety of financial analysis and due diligence projects and presented at telecommunications conferences throughout the world. Mr. Bell holds an MBA from the Goizueta Business School at Emory University and an MA in International Relations from the Fletcher School of Law & Diplomacy (Harvard). Mr. Bell has managed the Forward Global Emerging Markets Fund since May 2007.

Mr. Briccio Barrientos April 30, 2007 Page 10

Forward International Small Companies Fund:

Aylin Suntay, Head and Senior Investment Manager, Small Cap Equities Team. Ms. Suntay joined PAM in 2001. She has served in her current position as PAM’s Business Unit Head and is a Senior Investment Manager in the Small Capitalization Equities Team since September 2006. From February 2006 through November 2006, she served as Senior Investment Manager in PAM’s sector teams and EAFE Team. From September 2002 through September 2006, she was a Senior Investment Manager in PAM’s sector teams. From January 2002 through August 2002, Ms. Suntay was Technology Investment Manager for Specialist Equities. Between 1999-2001, before joining PAM, she worked for Colonial First State in London, first as Head of European Equities and afterwards as Head of Global Media and Consumer Sectors between 1999-2001. Ms. Suntay worked for Nicholas Applegate Capital Management as a Portfolio Manager in Emerging Markets in California, USA and London, UK. Before Applegate, Ms. Suntay spent four years with Global Securities in Istanbul, Turkey as an equity analyst. Ms. Suntay holds a BSc in Economics from Istanbul University and a Masters in Finance from the London Business School. Ms. Suntay has managed the Forward International Small Companies Fund since September 2006.

Justin Hill, Senior Investment Manager. Mr. Hill joined PAM in 2001 as a Senior Investment Manager in the Specialist Equities Team, concentrating on the UK and Asia Small Cap markets. Before joining PAM, Mr. Hill spent five years with the UK smaller companies team at Friends Ivory & Sime Asset Management in London and four years at Arthur Andersen. He is a graduate of St. Hugh’s College, Oxford and is a member of the Institute of Chartered Accountants. Mr. Hill has managed the Forward International Small Companies Fund since 2001.

Michael McLaughlin, Senior Investment Manager. Mr. McLaughlin joined PAM in 1995 as an Investment Manager in the Specialist Equities Team, responsible for Japan and the Asia-Pacific region. He became a Senior Investment Manager in 1996. His responsibilities cover equity strategy, stock selection and research, as well as asset allocation. Before joining PAM he worked for Provident Mutual, where he was the Japanese Investment Manager and a member of the asset allocation committee. Having graduated from the London School of Economics with a BSc in Industry and Trade, Mr. McLaughlin started his financial career in 1987 with the Central Finance Board of the Methodist Church where he was responsible for Japan and Asia. Mr. McLaughlin has managed the Forward International Small Companies Fund since 1996.

Mr. Briccio Barrientos April 30, 2007 Page 11

Oliver Knobloch, Senior Investment Manager. Mr. Knobloch joined Pictet & Cie in 1993 and PAM in 2002. Mr. Knobloch has served in his current position as Senior Investment Manager, Specialist Equities in the Small Capitalization Equities Team since September 2006. From September 2002 through September 2006, he served as Senior Investment Manager in PAM’s Sector Teams. From January 2002 through September 2002, he served as an Analyst and Fund Manager—Technology Specialist, Private Banking. In addition, Mr. Knobloch managed the PF-Telecom Fund before he took his current position in September 2006. Before joining PAM, Mr. Knobloch was a sell-side analyst following the European Engineering sector at Credit Suisse in Zurich. Before that, he spent three years at SBC in Basel as a sell-side analyst for the Swiss machinery and watch sector. Mr. Knobloch holds a Masters degree in Economics and a CFPI. Mr. Knobloch has managed the Forward International Small Companies Fund since September 2006.

Nicolas Faure, Investment Manager. Mr. Faure joined PAM in 2006 as an Investment Manager in the Small Cap Equities team, responsible for France, Belgium and the Netherlands. Before joining PAM, he spent two years as a fund manager/analyst for the European Midcap fund at Pascal Advisers S.A. and three years for Crédit Lyonnais Securities Midcaps S.A. in France as a sell-side analyst focusing on midcap companies. Mr. Faure holds a Master’s degree in Finance from Ecole Supérieure de Commerce de Lyon. Mr. Faure has managed the Forward International Small Companies Fund since May 2007.

13.	Comment: Pursuant to Rule 22c-1 under the 1940 Act, any order received by an intermediary that is an authorized agent of the Registrant is deemed received by the Registrant. Accordingly, with respect to the following disclosure in the Purchasing Shares section, please consider deleting the phrase “…and transmits it to Forward Funds….”: “If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the financial intermediary receives the order and transmits it to Forward Funds by the close of the Business Day.”

Response: The requested revision has been made.

14.	Comment: With respect to the Forward Funds Privacy Policy, please consider deleting the caption, “(Not a part of the Prospectus).”

Response: The requested revision has been made.

15.	Comment: With respect to the prospectus for the Class A and C shares of the Funds, please list in the Purchasing Shares section each circumstance in which the contingent deferred sales charges (“CDSC”) may be waived, or remove the phrase “…without limitation…” with respect to the list of such circumstances.

Mr. Briccio Barrientos April 30, 2007 Page 12

Response: The phrase “…without limitation…” has been removed from the paragraph describing the circumstances in which the CDSC may be waived.

Investor & Institutional Class Statement of Additional Information

16.	Comment: Please disclose what factors contribute to the yearly bonus of the portfolio managers of the Forward Large Cap Equity Fund.

Response: The disclosure has been revised to include the following additional disclosure:

The yearly bonus is not based in whole or in part, directly or indirectly on the performance of the Forward Large Cap Equity Fund or Affinity’s performance as sub-advisor to the Forward Large Cap Equity Fund. The Portfolio Manager’s yearly bonus is based on three components: tenure/ownership of Affinity, performance relative to peer group, and growth of firm and Fund assets. This structure is designed to reward both individual performance and longer-term group performance. The component of the bonus tied to ownership is generally based on the ownership percentage of the firm’s annual net profits while the performance component of the bonus would typically be a share of a performance bonus pool determined by Affinity’s Management Committee.

17.	Comment: With respect to the second level of compensation paid to individual portfolio managers of the portion of the Forward Legato Fund that Riverbridge manages, please disclose: (a) what benchmarks are used in evaluating the performance of individual portfolio managers on the portfolio management team; and (b) the time period over which portfolio managers are evaluated.

Response: The disclosure has been revised to include the following additional disclosure:

Multi-year time periods are used to evaluate the individual performance of investment team members. Riverbridge stresses superior long-term performance and accordingly benchmarks portfolio managers’ performance against comparable peer managers and the appropriate strategy benchmark.

18.	Comment: With respect to Emerald Mutual Fund Advisers Trust, please disclose more specific information regarding the compensation structure for the individual portfolio managers of the Forward Emerald Banking and Finance, Forward Emerald Opportunities and Forward Emerald Growth Funds, including: (a) what benchmarks are used in evaluating the performance of individual portfolio managers on the portfolio management teams; and (b) the time period over which portfolio managers are evaluated.

Mr. Briccio Barrientos April 30, 2007 Page 13

Response: The first sentence of the disclosure has been revised to read as follows:

A significant portion of portfolio manager compensation takes the form of a quarterly incentive bonus tied to performance based on quarterly performance reviews and the manager’s relative performance against the Russell 2000 Growth Index for rolling quarter, year, and five year periods.

19.	Comment: With respect to Forward Uniplan Advisors, Inc., please disclose more specific information regarding the compensation structure for the individual portfolio manager of the Forward Progressive Real Estate and Sierra Club Equity Income Funds, including: (a) what factors contribute to the yearly bonus of the portfolio manager; (b) what benchmarks are used in evaluating the performance of individual portfolio manager; and (c) the time period over which portfolio manager is evaluated.

Response: The disclosure has been revised to read as follows:

The portfolio manager is compensated by a base salary and an annual bonus. The base salary is determined by level of investment management experience and length of service with the organization. The bonus payment is determined by a number of factors, including, but not limited to, performance of the fund and managed accounts relative to the NAREIT Equity Index for the prior year and trailing three years with an equal weight being given to both periods. Total assets under management are also considered. Additional factors that are considered include the portfolio manager’s contributions to the investment management functions within the company, contributions to the recruitment and development of other investment professionals and supporting staff, and overall contributions to marketing, client service and strategic planning for the organization. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the manager satisfies the objectives in total. The ultimate goal of the compensation package is to foster a high level of cooperation among the investment management team with a focus on the overall best interest of the clients.

20.	Comment: In the section regarding Additional Investment Techniques and Risks, please expand the definition of Variable and Floating Rate Securities.

Mr. Briccio Barrientos April 30, 2007 Page 14

Response: The disclosure has been revised to read as follows:

Variable and floating rate securities are instruments that have a coupon or interest rate that is adjusted periodically due to changes in a base or benchmark rate.

21.	Comment: Pursuant to the new Rules 12d1-1, 12d1-2 and 12d1-3 under the 1940 Act, if any of the Funds held securities in other registered investment companies that resulted in acquired fund fees and expenses in excess of one basis point of average net assets, please include an additional line item entitled “Acquired Fund Fees and Expenses” in the fees and expenses table for the applicable Fund(s).

Response: Registrant confirms that for those Funds that held securities of other investment companies during the fiscal year ended December 31, 2006, and as a result incurred acquired fund fees and expenses in excess of one basis point, it has included in the applicable fees and expenses tables the appropriate “Acquired Fund Fees and Expenses” line item.

*  *  *

In addition to these comments, certain representations of the Registrant concerning the prospectus and SAI and the responses being made to the SEC Staff’s comments are attached hereto as Exhibit A.

If you have any questions or further comments, please contact the undersigned at 949.442.6060 or Christine B. Wessel at 949.442.6063.

Sincerely,

/s/ Douglas P. Dick
Douglas P. Dick

Enclosures

cc:	J. Alan Reid, Jr.
Judith Rosenberg
Mary Curran
Barbara Tolle
Erin Douglas

Forward Funds

433 California Street, 11th Floor

San Francisco, CA 94104

Via EDGAR

April 30, 2007

Mr. Briccio Barrientos

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Forward Funds (the “Registrant”)
File Nos. 033-48940; 811-06722
Post-Effective Amendment No. 40

Dear Mr. Barrientos:

In connection with a response being made on behalf of the Registrant to comments provided by the Staff of the U.S. Securities and Exchange Commission (the “Staff”) on Thursday, April 5, 2007, the Registrant hereby acknowledges that:

•

the Registrant has reviewed the U.S. Securities and Exchange Commission (the “SEC”) Press Release No. 2004-89 entitled “SEC Staff to Publicly Release Comment Letters and Response” articulating the position of the Staff regarding the release of comment letters and filer responses;

•	the Registrant is responsible for the adequacy and the accuracy of the disclosure in its registration statement;

•

comments of the Staff, if any, or changes to disclosure in response to Staff comments, if any, in the registration statement reviewed by the Staff do not foreclose the SEC from taking any action with respect to the registration statement; and

•

if, to Registrant’s knowledge, an inquiry or investigation is currently pending or threatened by the SEC and if the SEC subsequently, in order to protect its investigative position, so requests, the Registrant will not assert the Staff comments with respect to the inquiry or investigation as a defense in any proceeding initiated by the SEC under the federal securities laws of the United States. This representation should not be construed as confirming that there is or is not, in fact, any inquiry or investigation currently pending or threatened.

In addition, the Registrant understands that the Division of Enforcement of the SEC has access to all information provided to the Staff of the Division of Investment Management in the Staff’s review of the Filing or in response to the Staff’s comments to the Filing.

*    *    *

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We hope that the foregoing is responsive to your request made on April 5, 2007. Please do not hesitate to contact the undersigned at 415.869.6300 if you have any questions concerning the foregoing.

Sincerely,

/s/  J. Alan Reid, Jr.

J. Alan Reid, Jr.

President and Trustee

cc:	Douglas P. Dick, Esq.
Christine B. Wessel, Esq.

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